Property and equipment, net - Additional information (Details)	1 Months Ended	12 Months Ended
	May 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Depreciation expense		¥ 14,000,000	$ 2,000,000	¥ 6,000,000	¥ 18,000,000
Interest costs incurred and capitalized		2,000,000	310,000	7,000,000	7,000,000
Charges of leasehold improvements		0		158,713,927
Disposals		2,817,196	396,794	9,611,937
Loss on disposal of property and equipment		2,568,274	$ 361,734	8,227,046	¥ 256,289
Property and equipment, net		1,308,337,725		¥ 773,886,342		$ 184,275,514
Aircraft
Property and equipment, net
Depreciation expense		9,000,000
Purchase an aircraft	¥ 175,000,000
Property and equipment, net		¥ 166,000,000